Note 5 - Long-term Debt	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Long-Term Debt

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2017
and
June 30, 2018
is as follows:

Borrower	December 31, 2017	June 30, 2018
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. / Jonathan John Shipping Ltd. / Joanna Maritime Ltd.	7,900,000	7,900,000
Bridge Shipping ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Athens Shipping Ltd.	17,500,000	16,500,000
Noumea Shipping Ltd.	5,640,000	3,947,000
Gregos Shipping Ltd.	4,550,000	4,350,000
	35,590,000	32,697,000
Less: Current portion	(4,699,028)	(3,912,000)
Long-term portion	30,890,972	28,785,000
Deferred Charges, current portion	142,767	126,098
Deferred charges, long-term portion	196,619	188,511
Long-term debt, current portion net of deferred charges	4,556,261	3,785,902
Long-term debt, long-term portion net of deferred charges	30,694,353	28,596,489
Debt discount, current portion	(353,000)	(586,009)
Debt discount, long-term portion	(883,112)	(1,155,962)
Long-term debt, current portion net of deferred charges and debt discount	4,203,261	3,199,893
Long-term debt, long-term portion net of deferred charges and debt discount	29,811,241	27,440,527

None
of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To June 30:
2019	3,912,000
2020	5,212,000
2021	8,362,000
2022	15,211,000
Total	32,697,000

Details of the loans are discussed in Notes
9
and
20
(a) of our consolidated financial statements for the year ended
December 31, 2017
included in the Company’s annual report on Form
20
-F/A.

The Company’s loans are secured with
one
or more of the following:
•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Restricted cash under “Current Assets” and “Long-term assets” amounts to
$4,903,953
and
$3,919,399
as of
December 31, 2017
and
June 30, 2018
and is comprised of deposits held in retention accounts, deposits required to be maintained as certain minimum cash balances per mortgaged. As of
June 30, 2018,
the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the
six
-month periods ended
June 30, 2017
and
2018
amounted to
$589,013
and
$1,072,734,
respectively. At
June 30, 2018,
LIBOR for the Company’s loans was on average approximately
1.88%
per year, the average interest rate margin over LIBOR on our debt was approximately
4.61%
per year for a total average interest rate of approximately
6.49%
per year.

On
June 15, 2017,
the Company entered into a profit sharing agreement with Credit Agricole whereby it will share with the bank
35%
of the excess of the fair market value of M/V "EM Astoria" over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company has recognized a participation liability of amount
$2,005,500
and
$1,297,100
as of
June
30,2018
and
December 31, 2017,
presented in "Vessel profit participation liability" in the accompanying unaudited condensed consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service will be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank.